Acquisitions - Abacus (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 01, 2015 USD ($) company airline	Mar. 31, 2017 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Net cash consideration				$ 0	$ 164,120	$ 442,344
Gain on remeasurement of previously-held joint venture interest				0	0	$ 78,082
Abacus
Business Acquisition [Line Items]
Ownership percentage acquired	65.00%
Ownership percentage before acquisition	35.00%					35.00%
Gain on remeasurement of previously-held joint venture interest			$ 78,000
Abacus | Consortium of Airlines
Business Acquisition [Line Items]
Ownership percentage acquired	65.00%
Ownership percentage	65.00%
Abacus
Business Acquisition [Line Items]
Number of airline in consortium | airline	11
Number of companies remaining interest bought in | company	3
Net cash consideration	$ 443,000
Restructuring charges paid					$ 1,000
Abacus | Revolving Credit Facility
Business Acquisition [Line Items]
Draw on revolving credit facility	70,000
Data Processing Services | Abacus
Business Acquisition [Line Items]
Gain on settlement						$ 12,000
Data Processing Services, Renegotiation Agreement | Abacus
Business Acquisition [Line Items]
Gain on settlement		$ 16,000		$ 16,000
Tax Uncertainties | Abacus
Business Acquisition [Line Items]
Business Acquisition, contingent consideration liability	$ 25,000